Accrued Expenses (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Accrued Professional Fees, Current	$ 2,083	$ 1,226
General and Administrative Expense [Member]
Deferred Compensation Arrangement with Individual, Cash Award Granted, Amount	3,715	4,355	$ 3,945
Directors and Officers of the Company [Member]
Accrued Professional Fees, Current	$ 1,790	$ 525